Business combination (Details 2) - Nov. 17, 2021 - Pengcheng Keyi [Member]	USD ($)	CNY (¥)
Business Acquisition [Line Items]
Cash	$ 7,592	¥ 47,739
Other current assets	236,375	1,505,490
Current liabilities	(243,967)	(1,553,229)
Total consideration